Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenues	$ 10,914	$ 6,408	$ 8,911	$ 13,928
Cost of revenue	824	1,067	1,577	1,860
Gross profit	10,090	5,341	7,334	12,068
Operating expenses:
Sales and marketing expenses	9,689	5,688	8,279	5,735
Research and development expenses	9,613	5,357	7,900	4,633
General and administrative expenses	24,722	10,723	14,935	7,990
Total operating expenses	44,024	21,768	31,114	18,358
Loss from operations	(33,934)	(16,427)	(23,780)	(6,290)
Other income (expense), net	(12,872)	(1,483)	(3,193)	85
Loss before provision for income taxes	(46,806)	(17,910)	(26,973)	(6,205)
Provision for income taxes	5	5	6	5
Net loss	(46,811)	(17,915)	(26,979)	(6,210)
Accretion of redeemable convertible preferred stock	(4,470)	(2,383)	(3,204)	(3,330)
Net loss attributable to common stockholders	$ (51,281)	$ (20,298)	$ (30,183)	$ (9,540)
Basic and diluted net loss per share	$ (5.94)	$ (10.37)	$ (14.59)	$ (6.73)
Weighted-average shares used to compute basic and diluted net loss per share	8,640,178	1,957,596	2,068,334	1,416,732
Comprehensive loss:
Net loss	$ (46,811)	$ (17,915)	$ (26,979)	$ (6,210)
Net change in unrealized loss on marketable securities, net of income taxes	(62)
Total comprehensive loss	$ (46,873)	$ (17,915)	$ (26,979)	$ (6,210)